Significant Events After the Balance Sheet Date - Additional Information (Details)	Mar. 18, 2026 $ / shares
CyberLink International Technology Corp
Disclosure of contingent liabilities in business combination [line items]
Going-private transaction, cash consideration receivable per share (in USD per share)	$ 1.95
Going-private transaction, merger conversion value per share (in USD per share)	$ 2.00
Ms. Alice H Chang, her Controlled Entities and CyberLink International Technology Corp. ("CIT")
Disclosure of contingent liabilities in business combination [line items]
Percentage of voting equity interests held	81.20%